Annual Total Returns- Janus Henderson Dividend and Income Builder Fund (Class D Shares) [BarChart] - Class D Shares - Janus Henderson Dividend and Income Builder Fund - Class D	2013	2014	2015	2016	2017	2018	2019
Total	20.71%	1.01%	1.59%	4.34%	17.62%	(9.13%)	18.71%